Retirement Plans (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Net Periodic Benefit Cost that are not yet recognized
Tax impact	$ (233)	$ (226)
Accumulated Other Comprehensive Income (Loss), Defined Benefit Pension and Other Postretirement Plans, Net of Tax, Total	481	464
Defined benefit pension plan cost [Member]
Net Periodic Benefit Cost that are not yet recognized
Net actuarial loss	690	648
Net prior service cost	(2)	(2)
Total, pretax effect	688	646
Tax impact	(229)	(213)
Accumulated Other Comprehensive Income (Loss), Defined Benefit Pension and Other Postretirement Plans, Net of Tax, Total	$ 459	$ 433